Interest Bearing Borrowings (Details) - Schedule of interest bearing borrowings - USD ($)		Dec. 31, 2022	Jun. 30, 2022
Schedule Of Interest Bearing Borrowings Abstract
R&D prepayment loan	[1]	$ 700,000	$ 700,000
Other loans	[2]	1,011,853	410,171
Total interest bearing borrowings		$ 1,711,853	$ 1,110,171

[1]	The Company received a $700,000 R&D tax prepayment loan from R&D Capital Partners Pty Ltd. The loan attracts interest at a rate of 1.15% per month and was repaid in full on 30 January 2023 following the assessment of AHI’s 2022 R&D tax incentive.
[2]	Other loans are unsecured and interest bearing.